UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London,  UK     W1K 3JR,

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $218,022 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    17664 15097000 PRN      SOLE                 15097000        0        0
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    14175 10000000 PRN      SOLE                 10000000        0        0
CITIGROUP INC                  COM              172967101     3836   181700 SH       SOLE                   181700        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1447    50000 SH       SOLE                    50000        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     5328  6250000 PRN      SOLE                  6250000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5    10500 12500000 PRN      SOLE                 12500000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     9625 10000000 PRN      SOLE                 10000000        0        0
NATIONAL RETAIL PROPERTIES I   NOTE 3.950% 9/1  637417AA4     5138  5000000 PRN      SOLE                  5000000        0        0
OWENS CORNING NEW              COM              690742101   102080  5664835 SH       SOLE                  5664835        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9    13725 12000000 PRN      SOLE                 12000000        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AW9    16529 15000000 PRN      SOLE                 15000000        0        0
WASHINGTON MUT INC             CONV7.75%SER R   939322814    17975    25000 PRN      SOLE                    25000        0        0